Note 5 - Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 96,000	$ 35,000
Property, Plant and Equipment, Disposals		$ 2,700,000